Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General

The following description of the Granite Construction Profit Sharing and 401(k) Plan (“Plan”) provides only general information. For a more complete description of the Plan’s provisions, refer to the Plan document.

The Plan is a defined contribution plan covering all eligible non-union employees of Granite Construction Incorporated and its participating subsidiaries (“Company”). An employee generally becomes eligible to elect to make contributions to the Plan as of his or her date of hire. Effective January 1 ,2025 employees are eligible for all other purposes as of date of hire. The Company does not guarantee the benefits provided by the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

The Company has appointed an Administrative Committee (“Committee”) as the Plan administrator (“Administrator”). Other than with respect to the Granite Construction Incorporated Common Stock in the Granite Common Stock Fund or the Granite Construction Employee Stock Ownership Plan (“Granite ESOP Stock Fund”), the Committee has exclusive authority and responsibility for all matters in connection with the operation and administration of the Plan. An independent fiduciary selected by the Company has authority and responsibility related to investments in the Granite Common Stock Fund and Granite ESOP Stock Fund, the assets of which consist of Company common stock and non-interest bearing cash. All necessary and proper expenses incurred in the administration of the Plan are paid either by the Company or from Plan assets pursuant to the Plan document.

Contributions

The Company may make profit sharing contributions to the Plan. Profit sharing contributions from the Company may be contributed to the Plan in an amount (or under such formula) as determined by the Company’s Board of Directors.

Profit sharing contributions are payable solely out of the Company’s current or accumulated earnings and profits. The profit sharing contribution shall not exceed the maximum amount deductible under the provisions of the Internal Revenue Code (“IRC”). The Company must pay the total profit sharing contribution to the Plan trustee before the date the Company is required to file its Federal income tax return (including extensions). There were no profit sharing contributions made to the Plan for the year ended December 31, 2025.

For the year ended December 31, 2025, the rate of matching contributions equaled 100% of participant contributions up to a maximum of 6% of compensation. This contribution is intended to satisfy a safe harbor contribution formula permitted by Internal Revenue Service (IRS) regulations. By making the safe harbor matching contribution, the Plan will automatically satisfy the nondiscrimination requirements that otherwise would apply to 401(k) contributions made by the Plan. The Company’s matching contribution is paid into the Plan at the same time as the participant contributions are paid into the Plan and are vested as described below.

All eligible Plan participants can make employee pre-tax contributions to the Plan of up to 75% of gross pay, and/or after-tax Roth contributions to the Plan of up to 75% of gross pay, not to exceed a combined total of pre-tax and after-tax Roth contribution of $23,500 in 2025. Plan participants who reached age 50 during the Plan year have the option to make an additional “Catch Up” contribution on a pre-tax basis and/or after-tax Roth basis, not to exceed a combined total of pre-tax and after-tax Roth contributions of $7,500 in 2025. The Plan also permits the automatic enrollment of eligible employees in the Plan 30 days after their hire date, with a contribution of 3% of eligible compensation, unless the employee affirmatively elects otherwise. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover)

Beginning with dividends paid in 2013, participants and beneficiaries who hold Company common stock in either Granite ESOP Stock Fund or Granite Common Stock Fund have the option for quarterly dividends to automatically reinvest in Company common stock or to be paid as a cash dividend.

Eligible participants who are performing services under a public contract subject to provisions or regulations under the Davis-Bacon Act or any state or municipal “prevailing wage” law or ordinance are eligible to receive a portion of the Fringe Benefit Credit as an Employer Prevailing Wage contribution.

Forfeitures

Company profit sharing contributions to participants leaving employment prior to the vesting of such contributions are forfeited by the participant. Profit sharing forfeitures for each year not used to pay Plan expenses are contributed to participants on a per capita basis for each year in which the participant is employed by the Company as of the year end. The forfeiture account held funds of $6 as of December 31, 2025. The forfeiture account held $23 as of December 31, 2024.

F-6

Administrative Expenses

The Company incurs accounting and certain administrative services for the Plan. Fees incurred by the Plan for the investment management services or record keeping services are paid by the Plan participants. Fee credits are generated from the investments in the Plan. These fee credits are allocated from the Plan to eligible participant’s accounts on a quarterly basis.

Participant Accounts

Contributions received by the Plan are deposited with the Plan trustee and custodian, T. Rowe Price Trust Company (“T. Rowe Price”). Each eligible participant’s account balance is credited with an allocation of (a) the Company’s 401(k) match, Prevailing Wage Employer contribution, if eligible, and discretionary profit sharing contributions, if any, (b) Plan earnings or losses, (c) profit sharing forfeitures of terminated participant non-vested accounts, (d) participant contributions, and (e) fee credits. The discretionary profit sharing contributions are allocated based on eligible compensation as defined in the Plan document. Profit sharing forfeitures are allocated to eligible participant accounts in equal amounts as defined in the Plan document.

Notes Receivable from Participants

The Plan allows participants to borrow not less than $1,000 and up to the lesser of $50,000 or 50% of their vested Plan account balance. Notes Receivable from Participants (“Notes Receivable”) bear interest at prime rate plus 1% and must be repaid to the Plan within a five-year period, unless the Note Receivable is used for the purchase of a principal residence in which case the maximum repayment period may be extended not to exceed 15 years. Outstanding Notes Receivable at December 31, 2025 carried interest rates ranging from 4.25% to 9.50%, maturing through December 2040.

Vesting of Benefits

The full amount of the participant’s profit sharing account balance becomes vested on his or her normal retirement date, as defined in the Plan document, or when his or her employment with the Company terminates by reason of death or total disability, or after three years of vesting service is completed as defined in the Plan document.

The value of the participant's elective contribution, Company matching contribution and Prevailing Wage Employer Contributions are fully vested immediately upon contribution to the Plan.

Distributions

On termination of service for any reason, including death or disability, participant’s with a vested benefit of less than $5,000 who fail to provide instructions regarding the payment of their benefit, the benefit will be distributed in the form of a direct rollover to an Individual Retirement Account (“IRA”) maintained by T. Rowe Price (“T. Rowe Price IRA”). Once the benefit has been transferred to the T. Rowe Price IRA, it will be invested in an investment product designed to preserve principal and provide a reasonable rate of return and liquidity. All reasonable fees associated with the T. Rowe Price IRA will be paid from the participant’s account as prescribed in the Plan document.

Participants or beneficiaries, eligible to take distribution may elect to leave their account balance in the Plan or receive their total benefits in a lump-sum, partial distribution, or equal installment payments.

Hardship Withdrawals

The Plan provides for withdrawals in the event of financial hardship, as defined in the Plan document.

Plan Investments

Participants may direct their Plan contributions into any of the designated investment options approved by the Committee. Included in the designated investment options are various mutual funds, common/collective trusts and Company common stock.

Effective January 1, 2016, there was a freeze of new investments in Company common stock, other than the reinvestment of dividends, into the Granite Common Stock Fund.